Artio International Equity Fund
Artio International Equity Fund
Investment Objective
The investment objective of the Artio International Equity Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio International Equity Fund		Class A	Class I
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.15%	0.15%
Total Annual Fund Operating Expenses	[1]	1.30%	1.05%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	132	412	713	1,568
Class I	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in the equity securities of issuers located in international markets. The Fund will typically invest in equity and equity related instruments of non-U.S. companies of all sizes.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2011, the Fund had 1.43% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for more current information on the Fund’s investments in derivatives.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Such investments could be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including, options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

• The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2011, the Fund had 27.81% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.

• The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• Although the Fund is not permitted to make direct investments in gold bullion, it is permitted to invest in gold through precious metal-related instruments relating to gold, silver, platinum and palladium including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). The Fund may have significant exposure to gold. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund.

Principal Investment Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The Fund could have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious metal-related instruments listed in the Fund’s Principal Investment Strategies. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have historically been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 22.02% (for the quarter ended June 30, 2009) Lowest quarterly return: -24.53% (for the quarter ended September 30, 2011)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio International Equity Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Oct 4, 1993	(23.50%)	(7.54%)	5.34%
Return Before Taxes Class I	Class I–Return Before Taxes	Nov 17, 1999	(23.34%)	(7.32%)	5.65%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Oct 4, 1993	(23.60%)	(8.35%)	4.47%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Oct 4, 1993	(14.91%)	(6.13%)	4.70%
MSCI All Country World ex-U.S. Index	MSCI All Country World ex-U.S. Index		(13.71%)	(2.92%)	6.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio International Equity Fund II
Artio International Equity Fund II
Investment Objective
The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio International Equity Fund II		Class A	Class I
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	1.29%	1.04%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio International Equity Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	131	409	708	1,556
Class I	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in the equities securities of issuers located in international markets. The Fund will typically invest in equity and equity-related instruments of mid-size and larger companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2011, the Fund had 1.07% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund’s investments in derivatives.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Such investments could be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

• The Fund may invest up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2011, the Fund had 24.95% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.

• The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

• The Fund may invest in precious metal-related instruments relating to gold, silver, platinum and palladium including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal-related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). The Fund may have significant exposure to gold. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund.

Principal Investment Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The Fund could have significant exposure to gold. The Fund is permitted to invest in gold through the precious metal-related instruments listed in the Fund’s Principal Investment Strategies. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have historically been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.94% (for the quarter ended June 30, 2009) Lowest quarterly return: -24.29% (for the quarter ended September 30, 2011)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio International Equity Fund II	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	May 4, 2005	(22.02%)	(6.29%)	1.40%
Return Before Taxes Class I	Class I–Return Before Taxes	May 4, 2005	(21.84%)	(6.05%)	1.68%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	May 4, 2005	(22.13%)	(6.76%)	1.02%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	May 4, 2005	(14.00%)	(5.27%)	1.19%
MSCI All Country World ex-U.S. Index	MSCI All Country World ex-U.S. Index		(13.71%)	(2.92%)	3.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Total Return Bond Fund
Artio Total Return Bond Fund
Investment Objective
The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Total Return Bond Fund		Class A	Class I
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.11%	0.10%
Total Annual Fund Operating Expenses	[1]	0.71%	0.45%
Fee Waiver/Expense Reimbursement		(0.02%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.69%	0.44%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	225	393	881
Class I	45	143	251	566

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 219% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in investment grade fixed income securities. The strategy is primarily focused on U.S. dollar-denominated securities. However, the Fund may invest in non-U.S. securities denominated in local currencies including those in the emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s view of U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund may invest in a diversified portfolio of fixed income securities of domestic and international issuers.

• The Fund invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets.

• The Fund is ordinarily managed to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index. As of October 31, 2011, the duration of the Barclays Capital US Aggregate Bond Index was 5.08 years. Please go to www.artioglobal.com/documents/ factsheet_trb.pdf for more current information on the Fund’s duration.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

• The Fund invests in mortgage-backed and other asset-backed securities, including corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2011 the Fund had 13.48% of its net assets invested in government sponsored mortgage-backed securities and an additional 25.74% of its net assets in other asset-backed securities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

Principal Investment Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

Highest quarterly return: 6.71% (for the quarter ended June 30, 2002) Lowest quarterly return: -2.94% (for the quarter ended June 30, 2004)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio Total Return Bond Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Jul 1, 1992	7.79%	6.71%	6.95%
Return Before Taxes Class I	Class I–Return Before Taxes	Nov 17, 1999	8.10%	6.98%	7.26%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Jul 1, 1992	5.71%	4.76%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 1, 1992	5.27%	4.64%	4.99%
Barclays Capital US Aggregate Bond Index	Barclays Capital US Aggregate Bond Index		7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Global High Income Fund
Artio Global High Income Fund
Investment Objective
The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Global High Income Fund		Class A	Class I
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.11%	0.10%
Total Annual Fund Operating Expenses	[1]	1.01%	0.75%
Fee Waiver/Expense Reimbursement		(0.01%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.00%	0.75%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Global High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	102	321	557	1,235
Class I	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. dollar denominated debt rated below investment grade. The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments with economic characteristics similar to the high-income instruments listed above as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

• The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.

• The Fund ordinarily invests at least 60% of its net assets in U.S. dollar denominated securities.

• The Fund ordinarily invests in no fewer than three different countries outside the U.S.

• The Fund invests in bank loans.

• The Fund may invest in delayed funding loans and revolving credit facilities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Principal Investment Risks

Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Below Investment Grade Securities Risk: The Fund’s investments in lower credit quality rated debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

• Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.92% (for the quarter ended June 30, 2009) Lowest quarterly return: -18.97% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio Global High Income Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Dec 17, 2002	(0.17%)	6.47%	9.33%
Return Before Taxes Class I	Class I–Return Before Taxes	Jan 30, 2003	0.09%	6.72%	9.62%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Dec 17, 2002	(2.82%)	3.52%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Dec 17, 2002	0.25%	3.81%	6.26%
Bank of America Global High Yield Constrained Index	Bank of America Global High Yield Constrained Index		2.61%	7.26%	10.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio Emerging Markets Local Currency Debt Fund
Artio Emerging Markets Local Currency Debt Fund (Formerly known as Artio Local Emerging Markets Debt Fund)
Investment Objective
The investment objective of the Artio Emerging Markets Local Currency Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio Emerging Markets Local Currency Debt Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.82%	1.80%
Total Annual Fund Operating Expenses		2.77%	2.50%
Fee Waiver/Expense Reimbursement		(1.57%)	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.20%	0.93%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlight" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio Emerging Markets Local Currency Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	122	710	1,325	2,985
Class I	95	628	1,189	2,717

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. As of October 31, 2011, the Fund had 2.72% of its net assets invested in derivatives excluding foreign exchange contracts. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe.

• The Fund invests in fixed income instruments issued by governments, supranational entities, quasi–governmental institutions and corporations that are economically tied to the emerging markets.

• The Fund is ordinarily managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2011, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.49 years.

• The Fund invests in emerging market currencies which may be accomplished through the use of short term money market instruments, spot and forward foreign exchange contracts or other derivative instruments, and cash balances denominated in emerging market currencies.

• In an effort to meet the Fund’s investment objective during periods of anticipated market volatility, the Adviser may employ forward foreign currency contracts to reduce emerging market debt and currency exposures.

• The Fund may engage in short sales, which may be accomplished through the use of futures, forwards and swap contracts as well as securities.

• The Fund may invest in below investment grade securities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund’s investments in derivatives may be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. This may include the use of a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

Principal Investment Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Diversification Risk: As a non-diversified mutual fund a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers; therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may, at times, own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase or decrease exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Below Investment Grade Securities Risk: The Fund’s investments in lower credit quality rated debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. To the extent the Fund is using a proxy hedge, there is a risk beyond that of a direct position hedge because it is dependent upon a stable relationship between the two currencies paired as proxies. Overall risk to the Fund may increase or the ability of the Fund to meet its investment objective may be impaired as a consequence of the use of proxy hedges.

• Short Sale Risk: A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position generally realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Artio US Microcap Fund
Artio US Microcap Fund
Investment Objective
The investment objective of the Artio US Microcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio US Microcap Fund		Class A	Class I
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.82%	0.69%
Total Annual Fund Operating Expenses	[1]	2.32%	1.94%
Fee Waiver/Expense Reimbursement		(0.52%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.80%	1.50%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.80% for Class A shares and 1.50% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio US Microcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	183	675	1,193	2,616
Class I	153	567	1,006	2,229

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 232% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equities of U.S. micro-capitalization (“microcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. microcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies that at the time of purchase are within a market capitalization range of companies within the Russell 2000 and Russell Microcap Indices. As of December 31, 2011, the capitalization ranges of the Russell 2000 and Russell Microcap Indices were $4.37 million to $3.70 billion and $0.94 million to $0.94 billion, respectively. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $1.4 billion at the time of purchase to be a microcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Events occurring within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Microcap Company Risk: Stocks of Microcap companies may be very sensitive to changing economic conditions and market downturns because microcap companies often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

Highest quarterly return: 36.95% (for the quarter ended June 30, 2009) Lowest quarterly return: -36.80% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio US Microcap Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Jul 24, 2006	(8.45%)	0.05%	3.15%
Return Before Taxes Class I	Class I–Return Before Taxes	Jul 24, 2006	(8.28%)	0.35%	3.45%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Jul 24, 2006	(9.50%)	(0.95%)	2.21%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	(4.11%)	(0.36%)	2.31%
Russell 2000 Index	Russell 2000 Index		(4.18%)	0.15%	2.69%
Russell Microcap Index	Russell Microcap Index		(9.27%)	(3.75%)	(0.89%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio US Smallcap Fund
Artio US Smallcap Fund
Investment Objective
The investment objective of the Artio US Smallcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio US Smallcap Fund		Class A	Class I
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.65%
Total Annual Fund Operating Expenses	[1]	1.43%	1.60%
Fee Waiver/Expense Reimbursement		none	(0.40%)
Fee Recoupment		0.07%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.50%	1.20%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio US Smallcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	153	459	788	1,719
Class I	122	466	833	1,866

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equity securities of U.S. small-capitalization (“smallcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. smallcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell 2000 Index as of December 31 of the three preceding years. As of December 31, 2011, the capitalization range of the Russell 2000 Index was $4.37 million to $3.70 billion and the three year average market capitalization range of the Russell 2000 Index was $9.29 million to $4.58 billion. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $4.5 billion at the time of purchase to be a smallcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to large companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and may be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 32.34% (for the quarter ended June 30, 2009) Lowest quarterly return: -30.45% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio US Smallcap Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Jul 24, 2006	(5.81%)	3.76%	6.31%
Return Before Taxes Class I	Class I–Return Before Taxes	Jul 24, 2006	(5.37%)	4.10%	6.65%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Jul 24, 2006	(8.04%)	1.90%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	(2.67%)	2.39%	4.59%
Russell 2000 Index	Russell 2000 Index		(4.18%)	0.15%	2.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio US Midcap Fund
Artio US Midcap Fund
Investment Objective
The investment objective of the Artio US Midcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio US Midcap Fund		Class A	Class I
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.60%	1.57%
Total Annual Fund Operating Expenses	[1]	2.65%	2.37%
Fee Waiver/Expense Reimbursement		(1.30%)	(1.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.35%	1.05%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio US Midcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	137	700	1,289	2,887
Class I	107	613	1,146	2,605

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equity securities of U.S. mid-capitalization (“midcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. midcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell Midcap Index as of December 31 of the three preceding years. As of December 31, 2011, the capitalization range of the Russell Midcap Index was $12.76 million to $20.43 billion and the three year average market capitalization range of the Russell Midcap Index was $106.38 million to $19.32 billion. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $18.3 billion at the time of purchase to be a midcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Medium-Sized Companies Risk: Stocks of medium-sized companies or midcap companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies typically have analyst coverage by fewer Wall Street firms and may trade less frequently and be more susceptible to fluctuations in both stock price and company performance than larger companies as they may trade at prices that reflect incomplete or inaccurate information.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.76% (for the quarter ended June 30, 2009) Lowest quarterly return: -32.05% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio US Midcap Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Jul 24, 2006	4.82%	1.79%	4.87%
Return Before Taxes Class I	Class I–Return Before Taxes	Jul 24, 2006	5.06%	2.10%	5.18%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Jul 24, 2006	2.53%	0.90%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	6.15%	1.32%	3.98%
Russell Midcap Index	Russell Midcap Index		(1.55%)	1.41%	3.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Artio US Multicap Fund
Artio US Multicap Fund
Investment Objective
The investment objective of the Artio US Multicap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Artio US Multicap Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.28%	1.29%
Total Annual Fund Operating Expenses	[1]	2.28%	2.04%
Fee Waiver/Expense Reimbursement		(0.98%)	(1.04%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.30%	1.00%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artio US Multicap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	132	618	1,131	2,539
Class I	102	539	1,002	2,286

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in U.S. equity securities of companies of all sizes. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund invests in companies of varying market capitalizations that the Adviser believes offer long-term capital appreciation potential.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Small- to mid-sized companies or companies in developing industries tend to be more vulnerable to adverse developments.

• Small and Mid-Sized Companies Risk: Securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of larger companies. Compared to larger companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the Fund to establish or close out a position in these securities at prevailing market rates.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.46% (for the quarter ended June 30, 2009) Lowest quarterly return: -26.84% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Artio US Multicap Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Return Before Taxes Class A	Class A–Return Before Taxes	Jul 24, 2006	(2.35%)	0.25%	3.26%
Return Before Taxes Class I	Class I–Return Before Taxes	Jul 24, 2006	(1.97%)	0.58%	3.60%
Return After Taxes on Distributions Class A	Class A–Return After Taxes on Distributions	Jul 24, 2006	(5.35%)	(0.95%)	2.07%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	2.41%	(0.07%)	2.52%
Russell 3000 Index	Russell 3000 Index		1.03%	(0.01%)	2.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000887210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Artio International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in the equity securities of issuers located in international markets. The Fund will typically invest in equity and equity related instruments of non-U.S. companies of all sizes.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2011, the Fund had 1.43% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for more current information on the Fund’s investments in derivatives.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Such investments could be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including, options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

• The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2011, the Fund had 27.81% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.

• The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• Although the Fund is not permitted to make direct investments in gold bullion, it is permitted to invest in gold through precious metal-related instruments relating to gold, silver, platinum and palladium including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). The Fund may have significant exposure to gold. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks association with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The Fund could have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious metal-related instruments listed in the Fund’s Principal Investment Strategies. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have historically been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 22.02% (for the quarter ended June 30, 2009) Lowest quarterly return: -24.53% (for the quarter ended September 30, 2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio International Equity Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(3.59%)
2003	rr_AnnualReturn2003	35.92%
2004	rr_AnnualReturn2004	23.22%
2005	rr_AnnualReturn2005	17.06%
2006	rr_AnnualReturn2006	31.75%
2007	rr_AnnualReturn2007	17.56%
2008	rr_AnnualReturn2008	(43.87%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	8.52%
2011	rr_AnnualReturn2011	(23.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Artio International Equity Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Artio International Equity Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	(23.50%)
Past 5 Years	rr_AverageAnnualReturnYear05	(7.54%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.34%
Artio International Equity Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Past 1 Year	rr_AverageAnnualReturnYear01	(23.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	(7.32%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.65%
Artio International Equity Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	(23.60%)
Past 5 Years	rr_AverageAnnualReturnYear05	(8.35%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.47%
Artio International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	(14.91%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.13%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.70%
Artio International Equity Fund | MSCI All Country World ex-U.S. Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-U.S. Index
Past 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.31%
Artio International Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in the equities securities of issuers located in international markets. The Fund will typically invest in equity and equity-related instruments of mid-size and larger companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2011, the Fund had 1.07% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund’s investments in derivatives.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Such investments could be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

• The Fund may invest up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2011, the Fund had 24.95% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.

• The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

• The Fund may invest in precious metal-related instruments relating to gold, silver, platinum and palladium including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal-related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). The Fund may have significant exposure to gold. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The Fund could have significant exposure to gold. The Fund is permitted to invest in gold through the precious metal-related instruments listed in the Fund’s Principal Investment Strategies. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have historically been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.94% (for the quarter ended June 30, 2009) Lowest quarterly return: -24.29% (for the quarter ended September 30, 2011)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio International Equity Fund II | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	28.63%
2007	rr_AnnualReturn2007	16.17%
2008	rr_AnnualReturn2008	(40.52%)
2009	rr_AnnualReturn2009	24.48%
2010	rr_AnnualReturn2010	7.78%
2011	rr_AnnualReturn2011	(22.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Artio International Equity Fund II | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Artio International Equity Fund II | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	(22.02%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.29%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	1.40%
Artio International Equity Fund II | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	(21.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.05%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	1.68%
Artio International Equity Fund II | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	(22.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.76%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	1.02%
Artio International Equity Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	(14.00%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.27%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	1.19%
Artio International Equity Fund II | MSCI All Country World ex-U.S. Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-U.S. Index
Past 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.84%
Artio Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 219% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	219.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in investment grade fixed income securities. The strategy is primarily focused on U.S. dollar-denominated securities. However, the Fund may invest in non-U.S. securities denominated in local currencies including those in the emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s view of U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund may invest in a diversified portfolio of fixed income securities of domestic and international issuers.

• The Fund invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets.

• The Fund is ordinarily managed to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index. As of October 31, 2011, the duration of the Barclays Capital US Aggregate Bond Index was 5.08 years. Please go to www.artioglobal.com/documents/ factsheet_trb.pdf for more current information on the Fund’s duration.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

• The Fund invests in mortgage-backed and other asset-backed securities, including corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2011 the Fund had 13.48% of its net assets invested in government sponsored mortgage-backed securities and an additional 25.74% of its net assets in other asset-backed securities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 6.71% (for the quarter ended June 30, 2002) Lowest quarterly return: -2.94% (for the quarter ended June 30, 2004)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio Total Return Bond Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[3]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	881
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	14.13%
2003	rr_AnnualReturn2003	9.72%
2004	rr_AnnualReturn2004	5.67%
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	4.79%
2007	rr_AnnualReturn2007	7.45%
2008	rr_AnnualReturn2008	0.54%
2009	rr_AnnualReturn2009	10.37%
2010	rr_AnnualReturn2010	7.65%
2011	rr_AnnualReturn2011	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Artio Total Return Bond Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.44%	[3]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	143
5 Years	rr_ExpenseExampleYear05	251
10 Years	rr_ExpenseExampleYear10	566
Artio Total Return Bond Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	7.79%
Past 5 Years	rr_AverageAnnualReturnYear05	6.71%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.95%
Artio Total Return Bond Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Past 1 Year	rr_AverageAnnualReturnYear01	8.10%
Past 5 Years	rr_AverageAnnualReturnYear05	6.98%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	7.26%
Artio Total Return Bond Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	5.71%
Past 5 Years	rr_AverageAnnualReturnYear05	4.76%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.17%
Artio Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	5.27%
Past 5 Years	rr_AverageAnnualReturnYear05	4.64%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.99%
Artio Total Return Bond Fund | Barclays Capital US Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital US Aggregate Bond Index
Past 1 Year	rr_AverageAnnualReturnYear01	7.84%
Past 5 Years	rr_AverageAnnualReturnYear05	6.50%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.78%
Artio Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Global High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily through capital appreciation.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the “Financial Highlights” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in a diversified portfolio of high income producing securities. The strategy is primarily directed toward U.S. dollar denominated debt rated below investment grade. The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations. In addition, the Fund may invest in U.S. and non-U.S. dollar denominated securities issued by foreign public or private sector entities, including those based in the emerging markets.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments with economic characteristics similar to the high-income instruments listed above as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

• The Fund invests in financial instruments issued by corporations, banks, governments, government entities and supranational organizations.

• The Fund ordinarily invests at least 60% of its net assets in U.S. dollar denominated securities.

• The Fund ordinarily invests in no fewer than three different countries outside the U.S.

• The Fund invests in bank loans.

• The Fund may invest in delayed funding loans and revolving credit facilities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments with economic characteristics similar to the high-income instruments listed above as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Below Investment Grade Securities Risk: The Fund’s investments in lower credit quality rated debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

• Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.92% (for the quarter ended June 30, 2009) Lowest quarterly return: -18.97% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio Global High Income Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[5]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	1,235
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	26.36%
2004	rr_AnnualReturn2004	11.46%
2005	rr_AnnualReturn2005	4.40%
2006	rr_AnnualReturn2006	11.22%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(24.17%)
2009	rr_AnnualReturn2009	54.56%
2010	rr_AnnualReturn2010	12.28%
2011	rr_AnnualReturn2011	(0.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio Global High Income Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[5]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Artio Global High Income Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.47%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	9.33%
Artio Global High Income Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2003
Past 1 Year	rr_AverageAnnualReturnYear01	0.09%
Past 5 Years	rr_AverageAnnualReturnYear05	6.72%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	9.62%
Artio Global High Income Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.52%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.20%
Artio Global High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	0.25%
Past 5 Years	rr_AverageAnnualReturnYear05	3.81%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.26%
Artio Global High Income Fund | Bank of America Global High Yield Constrained Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Global High Yield Constrained Index
Past 1 Year	rr_AverageAnnualReturnYear01	2.61%
Past 5 Years	rr_AverageAnnualReturnYear05	7.26%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	10.15%
Artio Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Emerging Markets Local Currency Debt Fund (Formerly known as Artio Local Emerging Markets Debt Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Emerging Markets Local Currency Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the “Financial Highlight” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. As of October 31, 2011, the Fund had 2.72% of its net assets invested in derivatives excluding foreign exchange contracts. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe.

• The Fund invests in fixed income instruments issued by governments, supranational entities, quasi–governmental institutions and corporations that are economically tied to the emerging markets.

• The Fund is ordinarily managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2011, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.49 years.

• The Fund invests in emerging market currencies which may be accomplished through the use of short term money market instruments, spot and forward foreign exchange contracts or other derivative instruments, and cash balances denominated in emerging market currencies.

• In an effort to meet the Fund’s investment objective during periods of anticipated market volatility, the Adviser may employ forward foreign currency contracts to reduce emerging market debt and currency exposures.

• The Fund may engage in short sales, which may be accomplished through the use of futures, forwards and swap contracts as well as securities.

• The Fund may invest in below investment grade securities.

• The Fund may invest in derivatives for hedging and non-hedging purposes. The Fund’s investments in derivatives may be significant. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, the purchase or sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. This may include the use of a proxy hedge if the Adviser believes there is a correlation between the currency being hedged and the currency in which the proxy hedge is denominated. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income and short term money market instruments of issuers located in emerging market countries, spot and forward foreign exchange contracts, and cash balances denominated in emerging market currencies. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Diversification Risk: As a non-diversified mutual fund a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers; therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may, at times, own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase or decrease exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Below Investment Grade Securities Risk: The Fund’s investments in lower credit quality rated debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. To the extent the Fund is using a proxy hedge, there is a risk beyond that of a direct position hedge because it is dependent upon a stable relationship between the two currencies paired as proxies. Overall risk to the Fund may increase or the ability of the Fund to meet its investment objective may be impaired as a consequence of the use of proxy hedges.

• Short Sale Risk: A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position generally realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Diversification Risk: As a non-diversified mutual fund a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers; therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single investment or similar types of investments. The Fund may, at times, own 10 to 15 securities other than investments in forward foreign currency contracts and other derivative instruments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Artio Emerging Markets Local Currency Debt Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.82%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[7]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	1,325
10 Years	rr_ExpenseExampleYear10	2,985
Artio Emerging Markets Local Currency Debt Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.80%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[7]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	628
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,717
Artio US Microcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Microcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Microcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 232% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	232.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equities of U.S. micro-capitalization (“microcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. microcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies that at the time of purchase are within a market capitalization range of companies within the Russell 2000 and Russell Microcap Indices. As of December 31, 2011, the capitalization ranges of the Russell 2000 and Russell Microcap Indices were $4.37 million to $3.70 billion and $0.94 million to $0.94 billion, respectively. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $1.4 billion at the time of purchase to be a microcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. microcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Events occurring within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Microcap Company Risk: Stocks of Microcap companies may be very sensitive to changing economic conditions and market downturns because microcap companies often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 36.95% (for the quarter ended June 30, 2009) Lowest quarterly return: -36.80% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio US Microcap Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[9]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,193
10 Years	rr_ExpenseExampleYear10	2,616
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(0.43%)
2008	rr_AnnualReturn2008	(50.10%)
2009	rr_AnnualReturn2009	63.83%
2010	rr_AnnualReturn2010	34.47%
2011	rr_AnnualReturn2011	(8.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio US Microcap Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[9]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,229
Artio US Microcap Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(8.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.05%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.15%
Artio US Microcap Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(8.28%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.35%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.45%
Artio US Microcap Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(9.50%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.21%
Artio US Microcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.31%
Artio US Microcap Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.15%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.69%
Artio US Microcap Fund | Russell Microcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Microcap Index
Past 1 Year	rr_AverageAnnualReturnYear01	(9.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.75%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	(0.89%)
Artio US Smallcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Smallcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Smallcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equity securities of U.S. small-capitalization (“smallcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. smallcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell 2000 Index as of December 31 of the three preceding years. As of December 31, 2011, the capitalization range of the Russell 2000 Index was $4.37 million to $3.70 billion and the three year average market capitalization range of the Russell 2000 Index was $9.29 million to $4.58 billion. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $4.5 billion at the time of purchase to be a smallcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. smallcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to large companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and may be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 32.34% (for the quarter ended June 30, 2009) Lowest quarterly return: -30.45% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio US Smallcap Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Fee Recoupment	agif887210_FeeRecoupment	0.07%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[10]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	788
10 Years	rr_ExpenseExampleYear10	1,719
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	11.31%
2008	rr_AnnualReturn2008	(42.48%)
2009	rr_AnnualReturn2009	64.41%
2010	rr_AnnualReturn2010	21.32%
2011	rr_AnnualReturn2011	(5.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio US Smallcap Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Fee Recoupment	agif887210_FeeRecoupment	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[10]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	466
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	1,866
Artio US Smallcap Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(5.81%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.76%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.31%
Artio US Smallcap Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(5.37%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.10%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	6.65%
Artio US Smallcap Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(8.04%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.90%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.46%
Artio US Smallcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.39%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.59%
Artio US Smallcap Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.15%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.69%
Artio US Midcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Midcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Midcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equity securities of U.S. mid-capitalization (“midcap”) companies. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. midcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Fund invests in securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell Midcap Index as of December 31 of the three preceding years. As of December 31, 2011, the capitalization range of the Russell Midcap Index was $12.76 million to $20.43 billion and the three year average market capitalization range of the Russell Midcap Index was $106.38 million to $19.32 billion. Irrespective of the definition above, under current market conditions, the Fund would not consider a company with a market capitalization in excess of $18.3 billion at the time of purchase to be a midcap company.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. midcap companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Medium-Sized Companies Risk: Stocks of medium-sized companies or midcap companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies typically have analyst coverage by fewer Wall Street firms and may trade less frequently and be more susceptible to fluctuations in both stock price and company performance than larger companies as they may trade at prices that reflect incomplete or inaccurate information.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.76% (for the quarter ended June 30, 2009) Lowest quarterly return: -32.05% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio US Midcap Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[11]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	2,887
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(45.83%)
2009	rr_AnnualReturn2009	49.29%
2010	rr_AnnualReturn2010	25.34%
2011	rr_AnnualReturn2011	4.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio US Midcap Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[11]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	613
5 Years	rr_ExpenseExampleYear05	1,146
10 Years	rr_ExpenseExampleYear10	2,605
Artio US Midcap Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	4.82%
Past 5 Years	rr_AverageAnnualReturnYear05	1.79%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	4.87%
Artio US Midcap Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	5.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.10%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	5.18%
Artio US Midcap Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	2.53%
Past 5 Years	rr_AverageAnnualReturnYear05	0.90%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.97%
Artio US Midcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	6.15%
Past 5 Years	rr_AverageAnnualReturnYear05	1.32%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.98%
Artio US Midcap Fund | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
Past 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.41%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.73%
Artio US Multicap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Multicap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Multicap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the “Financial Highlights” section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in U.S. equity securities of companies of all sizes. The Fund generally invests in forty to seventy companies.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund invests in companies of varying market capitalizations that the Adviser believes offer long-term capital appreciation potential.

• The Fund invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Events witnessed within securities markets and economies worldwide can and have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Small- to mid-sized companies or companies in developing industries tend to be more vulnerable to adverse developments.

• Small and Mid-Sized Companies Risk: Securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of larger companies. Compared to larger companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the Fund to establish or close out a position in these securities at prevailing market rates.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.46% (for the quarter ended June 30, 2009) Lowest quarterly return: -26.84% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio US Multicap Fund | Class A
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[12]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	2,539
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	4.13%
2008	rr_AnnualReturn2008	(42.58%)
2009	rr_AnnualReturn2009	47.01%
2010	rr_AnnualReturn2010	17.96%
2011	rr_AnnualReturn2011	(2.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio US Multicap Fund | Class I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[8]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[12]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	2,286
Artio US Multicap Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.25%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.26%
Artio US Multicap Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(1.97%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.58%
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	3.60%
Artio US Multicap Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	(5.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.95%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.07%
Artio US Multicap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	2.41%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.52%
Artio US Multicap Fund | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
Past 1 Year	rr_AverageAnnualReturnYear01	1.03%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Past 10 Years/Since Inception	rr_AverageAnnualReturnYear10	2.37%

[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[3]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
[4]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[5]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees.
[6]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the "Financial Highlight" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
[7]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
[8]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to average net assets in the "Financial Highlights" section in this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[9]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.80% for Class A shares and 1.50% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
[10]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
[11]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.
[12]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.